NET INTEREST INCOME (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest and similar income:
Loans and advances to customers	£ 8,891	£ 9,290	£ 8,767
Loans and advances to banks	1,155	1,523	1,751
Reverse repurchase agreements - non-trading	873	987	626
Other	622	639	473
Total interest and similar income	11,541	12,439	11,617
Interest expense and similar charges:
Deposits by customers	(3,787)	(4,276)	(3,230)
Deposits by banks	(415)	(839)	(1,165)
Repurchase agreements - non-trading	(594)	(644)	(538)
Debt securities in issue	(2,189)	(2,171)	(1,852)
Subordinated liabilities	(172)	(193)	(169)
Other	(4)	(4)	(5)
Total interest expense and similar charges	(7,161)	(8,127)	(6,959)
Net interest income	4,380	4,312	4,658
Interest revenue for financial assets measured at fair value through other comprehensive income	274	296	230
Interest expense on derivatives hedging debt issuances	460	762	706
Interest expense on lease liabilities	£ 3	£ 3	£ 3